Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Par value per share	$ 0.3	$ 0.3	$ 0.3
Number of shares authorised	1,000,000,000	1,000,000,000	1,000,000,000
Number of shares issued	356,699,482	356,699,482	356,699,482
Accumulated Legal and special reserve	$ 78,901	$ 78,386
Proportion of ownership interest in associate	100.00%
Percentage Of Annual Net Income Set Aside As Legal Reserve	10.00%
Issued capital [member]
Par value per share	$ 0.3	$ 0.3	$ 0.3
Number of shares outstanding	344,007,418	344,207,492	344,290,306
Treasury shares [member]
Number of shares outstanding	(12,409)	(12,492)	(12,693)